As filed with the Securities and Exchange Commission on September 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21334

NEUBERGER BERMAN INCOME OPPORTUNITY FUND INC.
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
c/o Neuberger Berman Management LLC
Neuberger Berman Income Opportunity Fund Inc.
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JULY 31, 2010
Schedule of Investments Income Opportunity Fund Inc.
(UNAUDITED)

PRINCIPAL AMOUNT ($000's omitted)		VALUE† ($000's omitted)
Bank Loan Obligationsµ (0.8%)
Industrial Equipment (0.4%)
415	Rental Services Corp., Term Loan, 4.03%, due 11/30/13	392	^
Radio & Television (0.4%)
540	Univision Communications, Inc., Term Loan B, due 9/29/14	470	^
	Total Bank Loan Obligations (Cost $837)	862
Corporate Debt Securities (144.0%)
Airlines (2.5%)
730	Delta Air Lines, Inc., Senior Secured Notes, 9.50%, due 9/15/14	790	ñ
1,009	United Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 9.75%, due 1/15/17	1,091
886	United Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.64%, due 7/2/22	837
		2,718
Auto Loans (4.8%)
850	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 7.00%, due 10/1/13	885
420	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.00%, due 12/15/16	448
725	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 6.63%, due 8/15/17	720	Ø
2,935	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.13%, due 1/15/20	3,139
		5,192
Automakers (1.6%)
400	Ford Holdings, Inc., Guaranteed Notes, 9.30%, due 3/1/30	418	ØØ
300	Ford Motor Co., Senior Unsecured Notes, 9.98%, due 2/15/47	318
940	Navistar Int'l Corp., Guaranteed Notes, 8.25%, due 11/1/21	994
		1,730
Banking (9.5%)
810	Ally Financial, Inc., Notes, 6.88%, due 8/28/12	828
990	Ally Financial, Inc., Subordinated Notes, 8.00%, due 12/31/18	957
2,445	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 11/1/31	2,387
875	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/13	866
176	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/16	168
5,360	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/17	5,052
		10,258
Beverage (1.1%)
1,120	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 9/1/16	1,168
Building & Construction (0.4%)
485	Meritage Homes Corp., Guaranteed Notes, 7.15%, due 4/15/20	441	ØØ
Building Materials (2.5%)
205	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	208
525	Masco Corp., Senior Unsecured Notes, 7.13%, due 3/15/20	535
1,095	Ply Gem Industries, Inc., Senior Secured Notes, 11.75%, due 6/15/13	1,163
745	USG Corp., Guaranteed Notes, 9.75%, due 8/1/14	779	ñ
		2,685
Chemicals (4.4%)
870	Ashland, Inc., Guaranteed Notes, 9.13%, due 6/1/17	989
390	CF Industries, Inc., Guaranteed Notes, 6.88%, due 5/1/18	409
200	CF Industries, Inc., Guaranteed Notes, 7.13%, due 5/1/20	213
1,675	LBI Escrow Corp., Senior Secured Notes, 8.00%, due 11/1/17	1,761	ñ
921	Momentive Performance Materials, Inc., Guaranteed Notes, 12.50%, due 6/15/14	1,043
370	Momentive Performance Materials, Inc., Guaranteed Notes, 11.50%, due 12/1/16	344
		4,759
Consumer/Commercial/Lease Financing (3.9%)
1,895	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. I, 5.85%, due 6/1/13	1,765
285	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. J, 6.90%, due 12/15/17	243
615	Int'l Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 5.30%, due 5/1/12	596
505	Int'l Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. Q, 5.25%, due 1/10/13	480
1,140	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 9/15/15	1,160	ñ
		4,244
Department Stores (0.8%)
450	Macy's Retail Holdings, Inc., Guaranteed Unsecured Notes, 7.00%, due 2/15/28	441
420	Macy's Retail Holdings, Inc., Guaranteed Senior Notes, 6.90%, due 4/1/29	415
		856
Diversified Capital Goods (0.4%)
455	RBS Global & Rexnord Corp., Guaranteed Notes, 8.50%, due 5/1/18	460	ñ
Electric - Generation (9.1%)
225	Calpine Construction Finance Co. L.P., Senior Secured Notes, 8.00%, due 6/1/16	235	ñ
1,140	Calpine Corp., Senior Secured Notes, 7.25%, due 10/15/17	1,137	ñ
2,660	Dynegy Holdings, Inc., Senior Unsecured Notes, 7.75%, due 6/1/19	1,862
650	Dynegy-Roseton Danskammer, Pass-Through Certificates, Ser. B, 7.67%, due 11/8/16	601
250	Edison Mission Energy, Senior Unsecured Notes, 7.00%, due 5/15/17	170
360	Edison Mission Energy, Senior Unsecured Notes, 7.20%, due 5/15/19	243
1,585	Edison Mission Energy, Senior Unsecured Notes, 7.63%, due 5/15/27	999
1,765	Energy Future Holdings Corp., Guaranteed Notes, 10.88%, due 11/1/17	1,236
1,115	Energy Future Holdings Corp., Guaranteed Notes, 11.25%, due 11/1/17	725
885	NRG Energy, Inc., Guaranteed Notes, 7.25%, due 2/1/14	907
60	NRG Energy, Inc., Guaranteed Notes, 7.38%, due 2/1/16	61
910	NRG Energy, Inc., Guaranteed Notes, 7.38%, due 1/15/17	921
675	RRI Energy, Inc., Senior Unsecured Notes, 7.63%, due 6/15/14	678
		9,775
Electric - Integrated (0.4%)
445	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	467	ñ
Electronics (3.9%)
1,005	Advanced Micro Devices, Inc., Senior Unsecured Notes, 8.13%, due 12/15/17	1,055
285	Advanced Micro Devices, Inc., Senior Unsecured Notes, 7.75%, due 8/1/20	288	ñØ
1,276	Flextronics Int'l Ltd., Senior Subordinated Notes, 6.25%, due 11/15/14	1,295
1,050	Freescale Semiconductor, Inc., Senior Secured Notes, 9.25%, due 4/15/18	1,084	ñ
465	NXP BV Funding LLC, Senior Secured Notes, 9.75%, due 8/1/18	490	ñØØ
		4,212
Energy - Exploration & Production (7.3%)
2,445	ATP Oil & Gas Corp., Senior Secured Notes, 11.88%, due 5/1/15	1,809	ñ
145	Chesapeake Energy Corp., Guaranteed Notes, 7.63%, due 7/15/13	156
1,800	Chesapeake Energy Corp., Guaranteed Notes, 9.50%, due 2/15/15	2,020
680	Cimarex Energy Co., Guaranteed Notes, 7.13%, due 5/1/17	707
573	Denbury Resources, Inc., Guaranteed Notes, 8.25%, due 2/15/20	612
565	Forest Oil Corp., Guaranteed Notes, 8.50%, due 2/15/14	606
375	Linn Energy LLC, Senior Unsecured Notes, 8.63%, due 4/15/20	398	ñ
500	Newfield Exploration Co., Senior Subordinated Notes, 6.63%, due 4/15/16	521
590	Pioneer Natural Resources Co., Guaranteed Senior Notes, 5.88%, due 7/15/16	603
300	Quicksilver Resources, Inc., Guaranteed Notes, 11.75%, due 1/1/16	348
65	SandRidge Energy, Inc., Guaranteed Notes, 8.00%, due 6/1/18	65	ñ
		7,845
Food & Drug Retailers (2.2%)
1,025	Rite Aid Corp., Senior Secured Notes, 9.75%, due 6/12/16	1,103
1,045	Rite Aid Corp., Senior Secured Notes, 10.38%, due 7/15/16	1,080
195	SUPERVALU, Inc., Senior Unsecured Notes, 8.00%, due 5/1/16	197
		2,380
Food - Wholesale (1.0%)
310	Del Monte Corp., Guaranteed Notes, 7.50%, due 10/15/19	326
695	Michael Foods, Inc., Senior Notes, 9.75%, due 7/15/18	730	ñ
		1,056
Forestry/Paper (1.8%)
1,240	Georgia-Pacific LLC, Guaranteed Notes, 7.00%, due 1/15/15	1,288	ñ
610	PE Paper Escrow GmbH, Senior Secured Notes, 12.00%, due 8/1/14	686	ñ
		1,974
Gaming (6.9%)
1,285	FireKeepers Development Authority, Senior Secured Notes, 13.88%, due 5/1/15	1,503	ñ
530	Harrah's Operating Co., Inc., Guaranteed Notes, 5.63%, due 6/1/15	367
1,495	Harrah's Operating Co., Inc., Guaranteed Notes, 10.75%, due 2/1/16	1,256
575	MGM Mirage, Inc., Senior Secured Notes, 11.13%, due 11/15/17	653
855	MGM Mirage, Inc., Senior Secured Notes, 9.00%, due 3/15/20	898	ñ
765	Peninsula Gaming LLC, Senior Secured Notes, 8.38%, due 8/15/15	796
300	Peninsula Gaming LLC, Guaranteed Notes, 10.75%, due 8/15/17	312
1,308	Pokagon Gaming Authority, Senior Notes, 10.38%, due 6/15/14	1,362	ñ
355	San Pasqual Casino Development Group, Inc., Notes, 8.00%, due 9/15/13	344	ñ
		7,491
Gas Distribution (9.1%)
550	AmeriGas Partners L.P., Senior Unsecured Notes, 7.13%, due 5/20/16	569
625	El Paso Corp., Senior Unsecured Notes, 7.00%, due 6/15/17	654
1,505	El Paso Energy Corp., Global Medium-Term Notes, 7.80%, due 8/1/31	1,509
331	Ferrellgas L.P., Senior Unsecured Notes, 6.75%, due 5/1/14	332
1,420	Ferrellgas L.P., Senior Unsecured Notes, 9.13%, due 10/1/17	1,519
65	Ferrellgas Partners L.P., Senior Unsecured Notes, 6.75%, due 5/1/14	65
200	Ferrellgas Partners L.P., Senior Unsecured Notes, 8.63%, due 6/15/20	209
300	Inergy L.P., Guaranteed Notes, 8.75%, due 3/1/15	319
70	Inergy L.P., Guaranteed Notes, 8.25%, due 3/1/16	74
535	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 6.88%, due 11/1/14	536
1,445	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	1,555
2,800	Sabine Pass LNG L.P., Senior Secured Notes, 7.50%, due 11/30/16	2,436
		9,777
Health Care (4.1%)
245	Columbia Healthcare Corp., Senior Unsecured Notes, 7.50%, due 12/15/23	229
280	Columbia/HCA Corp., Senior Unsecured Notes, 7.69%, due 6/15/25	261
370	Columbia/HCA Corp., Senior Unsecured Notes, 7.05%, due 12/1/27	322
2,225	HCA, Inc., Secured Notes, 9.25%, due 11/15/16	2,403
215	HCA, Inc., Secured Notes, 9.63%, due 11/15/16	232
905	HCA, Inc., Senior Secured Notes, 8.50%, due 4/15/19	1,000
		4,447
Health Facilities (3.6%)
630	DaVita, Inc., Guaranteed Notes, 7.25%, due 3/15/15	646
680	Health Management Associates, Inc., Senior Secured Notes, 6.13%, due 4/15/16	665
885	National MENTOR Holdings, Inc., Guaranteed Notes, 11.25%, due 7/1/14	876
580	Tenet Healthcare Corp., Senior Secured Notes, 8.88%, due 7/1/19	638	ñ
1,015	US Oncology, Inc., Senior Secured Notes, 9.13%, due 8/15/17	1,075
		3,900
Health Services (2.6%)
375	Omnicare, Inc., Guaranteed Notes, 6.88%, due 12/15/15	390
705	Omnicare, Inc., Guaranteed Notes, 7.75%, due 6/1/20	751
330	Service Corp. Int'l, Senior Unsecured Notes, 7.38%, due 10/1/14	344
175	Service Corp. Int'l, Senior Unsecured Notes, 6.75%, due 4/1/15	177
440	Service Corp. Int'l, Senior Unsecured Notes, 7.00%, due 6/15/17	447
775	Service Corp. Int'l, Senior Unsecured Notes, 7.50%, due 4/1/27	699
		2,808
Hotels (1.8%)
495	Host Hotels & Resorts L.P., Guaranteed Notes, 6.88%, due 11/1/14	504
200	Host Hotels & Resorts L.P., Guaranteed Notes, Ser. O, 6.38%, due 3/15/15	202
1,225	Host Hotels & Resorts L.P., Guaranteed Notes, Ser. Q, 6.75%, due 6/1/16	1,243
		1,949
Investments & Misc. Financial Services (1.1%)
1,190	Icahn Enterprises L.P., Guaranteed Notes, 7.75%, due 1/15/16	1,193
Leisure (0.5%)
575	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	585	ñ
Machinery (1.4%)
1,450	Case New Holland, Inc., Senior Notes, 7.88%, due 12/1/17	1,519	ñ
Media - Broadcast (3.8%)
800	Clear Channel Communications, Inc., Senior Unsecured Notes, 5.75%, due 1/15/13	644
775	LIN Television Corp., Guaranteed Notes, Ser. B, 6.50%, due 5/15/13	756
590	Sirius XM Radio, Inc., Guaranteed Notes, 8.75%, due 4/1/15	608	ñ
1,203	Umbrella Acquisition, Inc., Guaranteed Notes, 9.75%, due 3/15/15	1,087	ñ
700	XM Satellite Radio, Inc., Senior Secured Notes, 11.25%, due 6/15/13	761	ñ
245	XM Satellite Radio, Inc., Guaranteed Notes, 13.00%, due 8/1/13	277	ñ
		4,133
Media - Cable (8.7%)
1,825	Cequel Communications Holdings I LLC, Senior Unsecured Notes, 8.63%, due 11/15/17	1,862	ñ
875	CSC Holdings, Inc., Senior Unsecured Notes, 8.50%, due 6/15/15	942
1,980	DISH DBS Corp., Guaranteed Notes, 7.88%, due 9/1/19	2,104
1,300	EchoStar DBS Corp., Guaranteed Notes, 6.63%, due 10/1/14	1,329
1,105	Videotron Ltee, Guaranteed Senior Unsecured Notes, 6.88%, due 1/15/14	1,124
420	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	470
255	Virgin Media Finance PLC, Guaranteed Notes, 9.13%, due 8/15/16	274
1,100	Virgin Media Finance PLC, Guaranteed Notes, Ser. 1, 9.50%, due 8/15/16	1,238
		9,343
Media - Services (2.6%)
510	Nielsen Finance LLC, Guaranteed Notes, 11.50%, due 5/1/16	572
835	The Interpublic Group of Cos., Inc., Senior Unsecured Notes, 10.00%, due 7/15/17	969
1,195	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	1,300
		2,841
Medical Products (0.4%)
400	Boston Scientific Corp., Senior Unsecured Notes, 6.00%, due 1/15/20	414
Metals/Mining Excluding Steel (2.0%)
830	Arch Coal, Inc., Guaranteed Notes, 8.75%, due 8/1/16	890	ñ
1,085	Arch Western Finance Corp., Guaranteed Notes, 6.75%, due 7/1/13	1,090
210	Peabody Energy Corp., Guaranteed Notes, 7.38%, due 11/1/16	229
		2,209
Multi - Line Insurance (0.6%)
770	American Int'l Group, Inc., Junior Subordinated Debentures, 8.18%, due 5/15/58	666	µ
Packaging (2.0%)
840	Ball Corp., Guaranteed Notes, 7.13%, due 9/1/16	903	ØØ
230	Ball Corp., Guaranteed Notes, 6.63%, due 3/15/18	238
525	Crown Americas LLC, Guaranteed Notes, 7.75%, due 11/15/15	551
220	Crown Americas LLC, Guaranteed Notes, 7.63%, due 5/15/17	233	ñ
195	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 7.38%, due 5/15/16	209
		2,134
Printing & Publishing (1.9%)
870	Cengage Learning Acquisitions, Inc., Senior Notes, 10.50%, due 1/15/15	842	ñ
215	Gannett Co., Inc., Guaranteed Notes, 8.75%, due 11/15/14	230	ñ
890	Gannett Co., Inc., Guaranteed Notes, 9.38%, due 11/15/17	965	ñ
		2,037
REITs (2.1%)
1,505	Ventas Realty L.P., Guaranteed Notes, 6.50%, due 6/1/16	1,547
425	Ventas Realty L.P., Guaranteed Notes, Ser. 1, 6.50%, due 6/1/16	437
250	Ventas Realty L.P., Guaranteed Notes, 6.75%, due 4/1/17	258
		2,242
Restaurants (0.3%)
275	OSI Restaurant Partners, Inc., Guaranteed Notes, 10.00%, due 6/15/15	267
Software/Services (5.4%)
545	Ceridian Corp., Guaranteed Notes, 11.25%, due 11/15/15	516
1,308	Ceridian Corp., Guaranteed Notes, 12.25%, due 11/15/15	1,243
600	Fidelity National Information Services, Inc., Guaranteed Notes, 7.63%, due 7/15/17	624	ñ
255	Fidelity National Information Services, Inc., Guaranteed Notes, 7.88%, due 7/15/20	266	ñ
570	Lender Processing Services, Inc., Guaranteed Notes, 8.13%, due 7/1/16	604
300	SunGard Data Systems, Inc., Guaranteed Notes, 9.13%, due 8/15/13	307
400	SunGard Data Systems, Inc., Guaranteed Notes, 10.63%, due 5/15/15	443
1,775	SunGard Data Systems, Inc., Guaranteed Notes, 10.25%, due 8/15/15	1,864
		5,867
Specialty Retail (1.0%)
910	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	1,027
Steel Producers/Products (2.2%)
290	Steel Dynamics, Inc., Guaranteed Notes, 6.75%, due 4/1/15	294
570	Steel Dynamics, Inc., Guaranteed Notes, 7.75%, due 4/15/16	593
1,035	Tube City IMS Corp., Guaranteed Notes, 9.75%, due 2/1/15	1,036
580	United States Steel Corp., Senior Unsecured Notes, 6.65%, due 6/1/37	495
		2,418
Support - Services (2.5%)
485	Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due 2/1/15	461	ñ
540	RSC Equipment Rental, Inc., Senior Unsecured Notes, 9.50%, due 12/1/14	555
210	RSC Equipment Rental, Inc., Guaranteed Notes, 10.25%, due 11/15/19	215	ñ
630	United Rentals N.A., Inc., Guaranteed Notes, 7.00%, due 2/15/14	625
735	United Rentals N.A., Inc., Guaranteed Notes, 10.88%, due 6/15/16	812
		2,668
Telecom - Integrated/Services (15.1%)
2,575	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	2,639
510	Dycom Investments, Inc., Guaranteed Notes, 8.13%, due 10/15/15	508
365	Frontier Communications Corp., Senior Unsecured Notes, 8.25%, due 4/15/17	390	ñ
1,095	GCI, Inc., Senior Unsecured Notes, 8.63%, due 11/15/19	1,133
1,380	Integra Telecom Holdings, Inc., Senior Secured Notes, 10.75%, due 4/15/16	1,387	ñ
2,287	Intelsat Bermuda Ltd., Guaranteed Notes, 11.50%, due 2/4/17	2,424
325	Intelsat Jackson Holdings Ltd., Guaranteed Notes, 8.50%, due 11/1/19	344	ñ
390	Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes, 8.88%, due 1/15/15	405
235	Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes, Ser. B, 8.88%, due 1/15/15	243	ñ
480	Level 3 Financing, Inc., Guaranteed Notes, 8.75%, due 2/15/17	426
1,080	Level 3 Financing, Inc., Guaranteed Notes, 10.00%, due 2/1/18	984
900	PAETEC Holding Corp., Senior Secured Notes, 8.88%, due 6/30/17	930
1,390	Qwest Corp., Senior Unsecured Notes, 8.38%, due 5/1/16	1,581
120	Valor Telecommunications Enterprises Finance Corp., Guaranteed Notes, 7.75%, due 2/15/15	125
975	Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13	1,038
1,535	Windstream Corp., Guaranteed Notes, 8.63%, due 8/1/16	1,600
135	Windstream Corp., Guaranteed Notes, 7.00%, due 3/15/19	130
		16,287
Telecom - Wireless (4.7%)
1,090	Clearwire Communications LLC, Senior Secured Notes, 12.00%, due 12/1/15	1,139	ñ
1,130	Cricket Communications, Inc., Senior Secured Notes, 7.75%, due 5/15/16	1,170
1,105	MetroPCS Wireless, Inc., Guaranteed Notes, 9.25%, due 11/1/14	1,154
1,830	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	1,592
		5,055
	Total Corporate Debt Securities (Cost $148,272)	155,497
NUMBER OF SHARES
Short-Term Investments (2.4%)
2,596,539	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $2,597)	2,597

	Total Investments (147.2%) (Cost $151,706)	158,956	##

	Liabilities, less cash, receivables and other assets [(33.4%)]	(36,085)

	Liquidation Value of Perpetual Preferred Shares [(13.8%)]	(14,875)

	Total Net Assets Applicable to Common Shareholders (100.0%)	$107,996

See Notes to Schedule of Investments

July 31, 2010 (Unaudited)

Notes to Schedule of Investments

†
The value of investments in debt securities by Neuberger Berman Income Opportunity Fund Inc. (the “Fund”) is determined daily by Neuberger Berman Management LLC (“Management”) primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The value of investments in equity securities by the Fund is determined by Management primarily by obtaining valuations from an independent pricing service based on the latest sale price when that price is readily available. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. For both debt and equity securities, Management has developed a process to periodically review information provided by independent pricing services. For both debt and equity securities, if a valuation is not available from an independent pricing service or if Management has reason to believe that the valuation does not represent the amount a fund might reasonably expect to receive on a current sale in an orderly transaction, the Fund seeks to obtain quotations from principal market makers. If such quotations are not readily available, the security is valued using methods the Board of Directors of the Fund (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost, which, when combined with interest earned, is expected to approximate market value.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by the Fund are carried at “fair value” as defined by ASC 820. Under ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in determining the value of the Fund’s investments, some of which are discussed above. Significant management judgement may be necessary to estimate fair value in accordance with ASC 820.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	●	Level 1 – quoted prices in active markets for identical investments
	●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of July 31, 2010:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3§	Total

Investments:
Bank Loan Obligations:
Industrial Equipment	-	392	-	392
Radio & Television	-	470	-	470
Total Bank Loan Obligations	-	862	-	862
Corporate Debt Securities
Airlines	-	790	1,928	2,718
Auto Loans	-	5,192	-	5,192
Automakers	-	1,730	-	1,730
Banking	-	10,258	-	10,258
Beverage	-	1,168	-	1,168
Building & Construction	-	441	-	441
Building Materials	-	2,685	-	2,685
Chemicals	-	4,759	-	4,759
Consumer/Commercial/Lease Financing	-	4,244	-	4,244
Department Stores	-	856	-	856
Diversified Capital Goods	-	460	-	460
Electric - Generation	-	9,775	-	9,775
Electric - Integrated	-	467	-	467
Electronics	-	4,212	-	4,212
Energy - Exploration & Production	-	7,845	-	7,845
Food & Drug Retailers	-	2,380	-	2,380
Food - Wholesale	-	1,056	-	1,056
Forestry/Paper	-	1,974	-	1,974
Gaming	-	7,491	-	7,491
Gas Distribution	-	9,777	-	9,777
Health Care	-	4,447	-	4,447
Health Facilities	-	3,900	-	3,900
Health Services	-	2,808	-	2,808
Hotels	-	1,949	-	1,949
Investments & Misc. Financial Services	-	1,193	-	1,193
Leisure	-	585	-	585
Machinery	-	1,519	-	1,519
Media - Broadcast	-	3,046	1,087	4,133
Media - Cable	-	9,343	-	9,343
Media - Services	-	2,841	-	2,841
Medical Products	-	414	-	414
Metals/Mining Excluding Steel	-	2,209	-	2,209
Multi - Line Insurance	-	666	-	666
Packaging	-	2,134	-	2,134
Printing & Publishing	-	2,037	-	2,037
REITs	-	2,242	-	2,242
Restaurants	-	267	-	267
Software/Services	-	5,867	-	5,867
Specialty Retail	-	1,027	-	1,027
Steel Producers/Products	-	2,418	-	2,418
Support - Services	-	2,668	-	2,668
Telecom - Integrated/Services	-	16,287	-	16,287
Telecom - Wireless	-	5,055	-	5,055
Total Corporate Debt Securities	-	152,482	3,015	155,497
Short-Term Investments	-	2,597	-	2,597
Total Investments	$ -	$ 155,941	$ 3,015	$ 158,956

§ The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

(000’s omitted) Investments in Securities:	Beginning balance, as of 11/1/09	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Net transfers in to Level 3	Net transfers out of Level 3	Balance, as of 7/31/10	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/10
Corporate Debt Securities
Airlines	$1,572	$15	$102	$239	$-	$-	$1,928	$80

Media - Broadcast	-	24	81	439	543	-	1,087	81

##
At July 31, 2010, the cost of investments for U.S. federal income tax purposes was $151,885,000. Gross unrealized appreciation of investments was $8,238,000 and gross unrealized depreciation of investments was $1,167,000, resulting in net unrealized appreciation of $7,071,000 based on cost for U.S. federal income tax purposes.

È	All or a portion of this security is on loan.

ñ
Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, under the Securities Act of 1933, as amended, and have been are have been deemed by the investment manager to be liquid.  At July 31, 2010, these securities amounted to approximately $33,300,000 or 30.8% of net assets applicable to common shareholders.

ØØ	All or a portion of this security is segregated in connection with obligations for when-issued and delayed delivery purchase commitments.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2010.

^^	Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

Ø	All or a portion of this security was purchased on a when-issued basis. At July 31, 2010, these securities amounted to $1,008,000 or 0.9% of net assets.

^
All or a portion of these securities were purchased on a delayed delivery basis. As of July 31, 2010, the value of the Fund’s unfunded loan commitments was $814,000, pursuant to the following loan agreements:

Borrower	Principal Amount	Value
Rental Services Corp., Term Loan, due 11/30/13	$365,000	$344,000
Univision Communications, Inc., Term Loan B, due 9/29/14	540,000	470,000

This portion of these securities has not settled as of July 31, 2010 and thus does not have an interest rate in effect. Interest rates do not take effect until settlement.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Opportunity Fund Inc.

By:   /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: September 27, 2010

By:   /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: September 27, 2010